Financial Instruments (Tables)	12 Months Ended
Dec. 28, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Notional Values of Outstanding Derivatives
The notional values of our outstanding derivative instruments were (in millions):

	Notional Amount
	December 28, 2019	December 29, 2018
Commodity contracts	$475	$478
Foreign exchange contracts	3,045	3,263
Cross-currency contracts	4,035	10,146

Schedule of Derivative Fair Values	The fair values and the levels within the fair value hierarchy of derivative instruments recorded on the consolidated balance sheets were (in millions):

	December 28, 2019
	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)		Significant Other Observable Inputs (Level 2)		Total Fair Value
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivatives designated as hedging instruments:
Foreign exchange contracts(a)	$—	$—	$7	$20	$7	$20
Cross-currency contracts(b)	—	—	200	88	200	88
Derivatives not designated as hedging instruments:
Commodity contracts(c)	42	6	—	2	42	8
Foreign exchange contracts(a)	—	—	6	3	6	3
Total fair value	$42	$6	$213	$113	$255	$119
(a)    At December 28, 2019, the fair value of our derivative assets was recorded in other current assets ($12 million) and other non-current assets ($1 million), and the fair value of our derivative liabilities was recorded in other current liabilities.
(b)    At December 28, 2019, the fair value of our derivative assets was recorded in other non-current assets and the fair value of our derivative liabilities was recorded in other non-current liabilities.
(c)     At December 28, 2019, the fair value of our derivative assets was recorded in other current assets and the fair value of derivative liabilities was recorded in other current liabilities.

	December 29, 2018
	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)		Significant Other Observable Inputs (Level 2)		Total Fair Value
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivatives designated as hedging instruments:
Foreign exchange contracts(a)	$—	$—	$51	$26	$51	$26
Cross-currency contracts(b)	—	—	139	3	139	3
Derivatives not designated as hedging instruments:
Commodity contracts(a)	5	27	—	2	5	29
Foreign exchange contracts(a)	—	—	5	42	5	42
Cross-currency contracts(b)	—	—	557	119	557	119
Total fair value	$5	$27	$752	$192	$757	$219
(a)    The fair value of derivative assets was recorded in other current assets and the fair value of derivative liabilities was recorded in other current liabilities.
(b)    The fair value of derivative assets was recorded in other current assets ($557 million) and other non-current assets ($139 million), and the fair value of derivative liabilities was recorded within other current liabilities ($119 million) and other non-current liabilities ($3 million).

Derivative Impact on Statements of Other Comprehensive Income
The following table presents the pre-tax amounts of derivative gains/(losses) deferred into accumulated other comprehensive income/(losses) and the income statement line item that will be affected when reclassified to net income/(loss) (in millions):

Accumulated Other Comprehensive Income/(Losses) Component	Gains/(Losses) Recognized in Other Comprehensive Income/(Losses) Related to Derivatives Designated as Hedging Instruments			Location of Gains/(Losses) When Reclassified to Net Income/(Loss)
	December 28, 2019	December 29, 2018	December 30, 2017
Cash flow hedges:
Foreign exchange contracts	$—	$—	$1	Net sales
Foreign exchange contracts	(36)	64	(42)	Cost of products sold
Foreign exchange contracts (excluded component)	2	(2)	—	Cost of products sold
Foreign exchange contracts	(23)	56	(82)	Other expense/(income)
Foreign exchange contracts (excluded component)	—	3	—	Other expense/(income)
Cross-currency contracts	43	(4)	—	Other expense/(income)
Cross-currency contracts (excluded component)	28	1	—	Other expense/(income)
Net investment hedges:
Foreign exchange contracts	13	(11)	(23)	Other expense/(income)
Foreign exchange contracts (excluded component)	(1)	(3)	—	Interest expense
Cross-currency contracts	(67)	214	(184)	Other expense/(income)
Cross-currency contracts (excluded component)	30	13	—	Interest expense
Total gains/(losses) recognized in statements of comprehensive income	$(11)	$331	$(330)

Derivative Impact on Statements of Income
The following tables present the pre-tax amounts of derivative gains/(losses) reclassified from accumulated other comprehensive income/(losses) to net income/(loss) and the affected income statement line items (in millions):

	December 28, 2019			December 29, 2018
	Cost of products sold	Interest expense	Other expense/ (income)	Cost of products sold	Interest expense	Other expense/ (income)
Total amounts presented in the consolidated statements of income in which the following effects were recorded	$16,830	$1,361	$(952)	$17,347	$1,284	$(168)

Gains/(losses) related to derivatives designated as hedging instruments:
Cash flow hedges:
Foreign exchange contracts	$23	$—	$(22)	$(2)	$—	$56
Foreign exchange contracts (excluded component)	—	—	—	(2)	—	3
Interest rate contracts	—	(4)	—	—	(4)	—
Cross-currency contracts	—	—	23	—	—	(7)
Cross-currency contracts (excluded component)	—	—	28	—	—	1
Net investment hedges:
Foreign exchange contracts	—	—	(6)	—	—	—
Foreign exchange contracts (excluded component)	—	(1)	—	—	(3)	—
Cross-currency contracts (excluded component)	—	30	—	—	13	—
Gains/(losses) related to derivatives not designated as hedging instruments:
Commodity contracts	43	—	—	(44)	—	—
Foreign exchange contracts	—	—	(1)	—	—	(84)
Cross-currency contracts	—	—	11	—	—	4
Total gains/(losses) recognized in statements of income	$66	$25	$33	$(48)	$6	$(27)

	December 30, 2017
	Cost of products sold	Interest expense	Other expense/ (income)
Total amounts presented in the consolidated statements of income in which the following effects were recorded	$17,043	$1,234	$(627)

Gains/(losses) related to derivatives designated as hedging instruments:
Cash flow hedges:
Foreign exchange contracts	$—	$—	$(81)
Interest rate contracts	—	(4)	—
Gains/(losses) related to derivatives not designated as hedging instruments:
Commodity contracts	(37)	—	—
Foreign exchange contracts	—	—	54
Cross-currency contracts	—	—	(2)
Total gains/(losses) recognized in statements of income	$(37)	$(4)	$(29)